Shareholder Report	2 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		FINANCIAL INVESTORS TRUST
Entity Central Index Key		0000915802
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000102285
Shareholder Report [Line Items]
Fund Name		DISCIPLINED GROWTH INVESTORS FUND
Trading Symbol		DGIFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Disciplined Growth Investors Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at www.DGIfund.com. You can also request this information by contacting us at 1-855-DGI-FUND (344 3863) or dgi@alpsinc.com.
Additional Information Phone Number		1-855-DGI-FUND (344 3863)
Additional Information Email		dgi@alpsinc.com
Additional Information Website		www.DGIfund.com
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Disciplined Growth Investors Fund	$39	0.78%

Expenses Paid, Amount		$ 0.0078
Expense Ratio, Percent		3900.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

The DGI Fund returned 35.08% for the twelve months ended October 31, 2024. Stocks in the Fund returned 46.16% and bonds returned 9.80%. For comparison, The S&P 500 index increased 38.02%.

Stock selection drove Fund performance. Supermicro (SMCI) contributed 15.98% to the Fund’s overall performance and was the largest contributor by a significant margin. We trimmed the position during January and February 2024 which resulted in the capital gains we distributed to shareholders in July. Other top contributing stocks were Arista Networks (+2.67%,) Garmin (+2.16%), Royal Caribbean (+1.92%), and Intuitive Surgical (+1.59%). The five largest detractors were Viasat (-0.57%), Coterra Energy (-0.29%), Progyny(-0.29%), MSC Industrial (-0.21%), and Power Integrations (-0.21%).

Overall, 19 stocks contributed positively to the Fund’s total return and 19 detracted (had negative returns).

Line Graph [Table Text Block]
	Disciplined Growth Investors Fund - $16,587	S&P 500 Total Return Index - $33,950
10/31/2014	$10,000	$10,000
4/30/2015	$10,467	$10,440
10/31/2015	$10,111	$10,520
4/30/2016	$10,253	$10,566
10/31/2016	$10,835	$10,994
4/30/2017	$11,786	$12,459
10/31/2017	$12,401	$13,593
4/30/2018	$12,936	$14,112
10/31/2018	$13,341	$14,591
4/30/2019	$14,843	$16,016
10/31/2019	$14,983	$16,681
4/30/2020	$14,132	$16,154
10/31/2020	$16,301	$18,301
4/30/2021	$20,774	$23,582
10/31/2021	$21,193	$26,155
4/30/2022	$18,310	$23,632
10/31/2022	$17,372	$22,334
4/30/2023	$18,616	$24,262
10/31/2023	$19,997	$24,599
4/30/2024	$26,985	$29,760
10/31/2024	$27,012	$33,950

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Disciplined Growth Investors Fund	1 Year	5 Year	10 Year
Disciplined Growth Investors Fund	35.08%	12.51%	10.45%
S&P 500 Total Return Index	38.02%	15.27%	13.00%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-855-344-3863 for current month-end performance.

AssetsNet	$ 527,641,275	$ 527,641,275	$ 527,641,275
Holdings Count | Holding	138	138	138
Advisory Fees Paid, Amount		$ 2,113,550
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

PROFILE

Total Net Assets$527,641,275 # of Portfolio Holdings138 Portfolio Turnover Rate8% Advisory Fees Paid$2,113,550
Holdings [Text Block]

INDUSTRY SECTOR ALLOCATION

(as a % of Net Assets)

Value	Value
Technology	36.3%
Consumer Discretionary	15.2%
Energy	9.6%
Utilities	6.6%
Government	6.4%
Health Care	6.0%
Industrials	5.3%
Communications	3.0%
Financials	2.8%
Producer Durables	2.4%
Other Sectors	6.0%
Cash, Cash Equivalents, & Other Net Assets	0.4%

Largest Holdings [Text Block]

EQUITY: TOP 10 HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
U.S. Treasury Note	5.2%
Arista Networks, Inc.	4.4%
Plexus Corp.	4.3%
Pure Storage, Inc.	3.7%
Garmin, Ltd.	3.6%
Super Micro Computer, Inc.	2.8%
Akamai Technologies, Inc.	2.7%
Intuitive Surgical, Inc.	2.6%
Royal Caribbean Cruises, Ltd.	2.6%
InterDigital, Inc.	2.5%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000111287
Shareholder Report [Line Items]
Fund Name		EMERALD GROWTH FUND
Class Name		CLASS A
Trading Symbol		HSPGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - A for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-growth-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - A	$70	1.08%

Expenses Paid, Amount		$ 0.0108
Expense Ratio, Percent		7000.00%
Line Graph [Table Text Block]
	Class A - NAV - $25,124	Class A - Load - $23,929	Russell 2000® Growth Index TR - $21,890	Russell 3000® Index - $32,298
10/31/24	$25,124	$23,929	$21,890	$32,298
10/31/23	$17,841	$16,993	$16,037	$23,429
10/31/22	$19,392	$18,470	$17,362	$21,617
10/31/21	$25,796	$24,570	$23,469	$25,894
10/31/20	$19,033	$18,128	$16,951	$17,995
10/31/19	$15,886	$15,131	$14,952	$16,337
10/31/18	$14,849	$14,143	$14,053	$14,395
10/31/17	$14,238	$13,561	$13,495	$13,504
10/31/16	$10,585	$10,081	$10,302	$10,892
10/31/15	$10,976	$10,454	$10,352	$10,449
10/31/14	$10,000	$9,525	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	40.82%	9.60%	9.65%
Class A - Load	34.15%	8.54%	9.12%
Russell 2000® Growth Index TR	36.49%	7.92%	8.15%
Russell 3000® Index	37.86%	14.60%	12.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 947,447,405	$ 947,447,405	$ 947,447,405
Holdings Count | Holding	122	122	122
Advisory Fees Paid, Amount		$ 3,025,851
InvestmentCompanyPortfolioTurnover		109.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$947,447,405 # of Portfolio Holdings122 Portfolio Turnover Rate109% Advisory Fees Paid$3,025,851
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	24.48%
Industrials	22.33%
Technology	21.47%
Financials	8.74%
Consumer Discretionary	5.48%
Consumer, Non-cyclical	4.64%
Financial	3.95%
Consumer Staples	3.08%
Energy	1.81%
Telecommunications	1.35%
Real Estate	1.27%
Financial Services	0.51%
Producer Durables	0.39%
Cash, Cash Equivalents, & Other Net Assets	0.50%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.25%
FTAI Aviation Ltd	3.06%
Freshpet, Inc.	2.82%
Credo Technology Group Holding, Ltd.	2.55%
Q2 Holdings, Inc.	2.15%
AeroVironment, Inc.	2.02%
Palomar Holdings, Inc.	1.89%
Skyward Specialty Insurance Group, Inc.	1.78%
Kratos Defense & Security Solutions, Inc.	1.77%
Varonis Systems, Inc.	1.76%
Total % of Top 10 Holdings	25.05%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000111288
Shareholder Report [Line Items]
Fund Name		EMERALD GROWTH FUND
Class Name		CLASS C
Trading Symbol		HSPCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - C for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-growth-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - C	$112	1.74%

Expenses Paid, Amount		$ 0.0174
Expense Ratio, Percent		11200.00%
Line Graph [Table Text Block]
	Class C - NAV - $23,529	Class C - Load - $23,529	Russell 2000® Growth Index TR - $21,890	Russell 3000® Index - $32,298
10/31/24	$23,529	$23,529	$21,890	$32,298
10/31/23	$16,831	$16,831	$16,037	$23,429
10/31/22	$18,414	$18,414	$17,362	$21,617
10/31/21	$24,649	$24,649	$23,469	$25,894
10/31/20	$18,307	$18,307	$16,951	$17,995
10/31/19	$15,374	$15,374	$14,952	$16,337
10/31/18	$14,466	$14,466	$14,053	$14,395
10/31/17	$13,962	$13,962	$13,495	$13,504
10/31/16	$10,451	$10,451	$10,302	$10,892
10/31/15	$10,905	$10,905	$10,352	$10,449
10/31/14	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	39.80%	8.88%	8.93%
Class C - Load	38.80%	8.88%	8.93%
Russell 2000® Growth Index TR	36.49%	7.92%	8.15%
Russell 3000® Index	37.86%	14.60%	12.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 947,447,405	$ 947,447,405	$ 947,447,405
Holdings Count | Holding	122	122	122
Advisory Fees Paid, Amount		$ 3,025,851
InvestmentCompanyPortfolioTurnover		109.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$947,447,405 # of Portfolio Holdings122 Portfolio Turnover Rate109% Advisory Fees Paid$3,025,851
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	24.48%
Industrials	22.33%
Technology	21.47%
Financials	8.74%
Consumer Discretionary	5.48%
Consumer, Non-cyclical	4.64%
Financial	3.95%
Consumer Staples	3.08%
Energy	1.81%
Telecommunications	1.35%
Real Estate	1.27%
Financial Services	0.51%
Producer Durables	0.39%
Cash, Cash Equivalents, & Other Net Assets	0.50%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.25%
FTAI Aviation Ltd	3.06%
Freshpet, Inc.	2.82%
Credo Technology Group Holding, Ltd.	2.55%
Q2 Holdings, Inc.	2.15%
AeroVironment, Inc.	2.02%
Palomar Holdings, Inc.	1.89%
Skyward Specialty Insurance Group, Inc.	1.78%
Kratos Defense & Security Solutions, Inc.	1.77%
Varonis Systems, Inc.	1.76%
Total % of Top 10 Holdings	25.05%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000111289
Shareholder Report [Line Items]
Fund Name		EMERALD GROWTH FUND
Class Name		INSTITUTIONAL
Trading Symbol		FGROX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - Institutional for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-growth-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Institutional	$50	0.78%

Expenses Paid, Amount		$ 0.0078
Expense Ratio, Percent		5000.00%
Line Graph [Table Text Block]
	Institutional - $25,913	Russell 2000® Growth Index TR - $21,890	Russell 3000® Index - $32,298
10/31/24	$25,913	$21,890	$32,298
10/31/23	$18,352	$16,037	$23,429
10/31/22	$19,886	$17,362	$21,617
10/31/21	$26,373	$23,469	$25,894
10/31/20	$19,395	$16,951	$17,995
10/31/19	$16,140	$14,952	$16,337
10/31/18	$15,035	$14,053	$14,395
10/31/17	$14,372	$13,495	$13,504
10/31/16	$10,653	$10,302	$10,892
10/31/15	$11,007	$10,352	$10,449
10/31/14	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	41.21%	9.93%	9.99%
Russell 2000® Growth Index TR	36.49%	7.92%	8.15%
Russell 3000® Index	37.86%	14.60%	12.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 947,447,405	$ 947,447,405	$ 947,447,405
Holdings Count | Holding	122	122	122
Advisory Fees Paid, Amount		$ 3,025,851
InvestmentCompanyPortfolioTurnover		109.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$947,447,405 # of Portfolio Holdings122 Portfolio Turnover Rate109% Advisory Fees Paid$3,025,851
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	24.48%
Industrials	22.33%
Technology	21.47%
Financials	8.74%
Consumer Discretionary	5.48%
Consumer, Non-cyclical	4.64%
Financial	3.95%
Consumer Staples	3.08%
Energy	1.81%
Telecommunications	1.35%
Real Estate	1.27%
Financial Services	0.51%
Producer Durables	0.39%
Cash, Cash Equivalents, & Other Net Assets	0.50%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.25%
FTAI Aviation Ltd	3.06%
Freshpet, Inc.	2.82%
Credo Technology Group Holding, Ltd.	2.55%
Q2 Holdings, Inc.	2.15%
AeroVironment, Inc.	2.02%
Palomar Holdings, Inc.	1.89%
Skyward Specialty Insurance Group, Inc.	1.78%
Kratos Defense & Security Solutions, Inc.	1.77%
Varonis Systems, Inc.	1.76%
Total % of Top 10 Holdings	25.05%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000111290
Shareholder Report [Line Items]
Fund Name		EMERALD GROWTH FUND
Class Name		INVESTOR
Trading Symbol		FFGRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - Investor for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-growth-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Investor	$73	1.13%

Expenses Paid, Amount		$ 0.0113
Expense Ratio, Percent		7300.00%
Line Graph [Table Text Block]
	Investor - $25,029	Russell 2000® Growth Index TR - $21,890	Russell 3000® Index - $32,298
10/31/24	$25,029	$21,890	$32,298
10/31/23	$17,781	$16,037	$23,429
10/31/22	$19,341	$17,362	$21,617
10/31/21	$25,736	$23,469	$25,894
10/31/20	$18,995	$16,951	$17,995
10/31/19	$15,857	$14,952	$16,337
10/31/18	$14,829	$14,053	$14,395
10/31/17	$14,223	$13,495	$13,504
10/31/16	$10,581	$10,302	$10,892
10/31/15	$10,979	$10,352	$10,449
10/31/14	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	40.76%	9.56%	9.61%
Russell 2000® Growth Index TR	36.49%	7.92%	8.15%
Russell 3000® Index	37.86%	14.60%	12.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 947,447,405	$ 947,447,405	$ 947,447,405
Holdings Count | Holding	122	122	122
Advisory Fees Paid, Amount		$ 3,025,851
InvestmentCompanyPortfolioTurnover		109.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$947,447,405 # of Portfolio Holdings122 Portfolio Turnover Rate109% Advisory Fees Paid$3,025,851
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	24.48%
Industrials	22.33%
Technology	21.47%
Financials	8.74%
Consumer Discretionary	5.48%
Consumer, Non-cyclical	4.64%
Financial	3.95%
Consumer Staples	3.08%
Energy	1.81%
Telecommunications	1.35%
Real Estate	1.27%
Financial Services	0.51%
Producer Durables	0.39%
Cash, Cash Equivalents, & Other Net Assets	0.50%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.25%
FTAI Aviation Ltd	3.06%
Freshpet, Inc.	2.82%
Credo Technology Group Holding, Ltd.	2.55%
Q2 Holdings, Inc.	2.15%
AeroVironment, Inc.	2.02%
Palomar Holdings, Inc.	1.89%
Skyward Specialty Insurance Group, Inc.	1.78%
Kratos Defense & Security Solutions, Inc.	1.77%
Varonis Systems, Inc.	1.76%
Total % of Top 10 Holdings	25.05%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000144476
Shareholder Report [Line Items]
Fund Name		EMERALD INSIGHTS FUND
Class Name		CLASS A
Trading Symbol		EFCAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report shareholder report contains important information about Emerald Insights Fund - A for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-insights-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - A	$88	1.35%

Expenses Paid, Amount		$ 0.0135
Expense Ratio, Percent		8800.00%
Line Graph [Table Text Block]
	Class A - NAV - $33,281	Class A - Load - $31,698	Russell Midcap® Growth Index TR - $28,880	Russell 3000® Index - $32,298	Russell 3000® Growth Index TR - $42,855
10/31/24	$33,281	$31,698	$28,880	$32,298	$42,855
10/31/23	$24,024	$22,881	$20,826	$23,429	$29,880
10/31/22	$21,005	$20,005	$20,151	$21,617	$25,469
10/31/21	$30,006	$28,578	$28,358	$25,894	$33,812
10/31/20	$19,498	$18,571	$20,339	$17,995	$23,675
10/31/19	$14,336	$13,654	$16,790	$16,337	$18,467
10/31/18	$12,840	$12,229	$14,118	$14,395	$15,874
10/31/17	$12,106	$11,530	$13,301	$13,504	$14,405
10/31/16	$9,794	$9,328	$10,536	$10,892	$11,098
10/31/15	$10,255	$9,767	$10,494	$10,449	$10,872
10/31/14	$10,000	$9,524	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	38.53%	18.35%	12.78%
Class A - Load	31.92%	17.19%	12.23%
Russell Midcap® Growth Index TR	38.67%	11.46%	11.19%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 3000® Growth Index TR	43.42%	18.34%	15.66%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 23,113,274	$ 23,113,274	$ 23,113,274
Holdings Count | Holding	68	68	68
Advisory Fees Paid, Amount		$ 85,448
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$23,113,274 # of Portfolio Holdings68 Portfolio Turnover Rate115% Advisory Fees Paid$85,448
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	48.50%
Health Care	16.47%
Consumer Discretionary	13.18%
Industrials	7.02%
Energy	4.82%
Financials	3.03%
Consumer Staples	2.15%
Utilities	1.50%
Telecommunications	1.43%
Financial	0.99%
Consumer, Non-cyclical	0.38%
Cash, Cash Equivalents, & Other Net Assets	0.53%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	12.04%
Microsoft Corp.	9.45%
Apple, Inc.	8.82%
Amazon.com, Inc.	5.67%
Alphabet, Inc.	4.85%
Meta Platforms, Inc.	4.08%
Broadcom, Ltd.	2.79%
WaVe Life Sciences, Ltd.	2.04%
Eli Lilly & Co.	2.02%
Insmed, Inc.	1.79%
Total % of Top 10 Holdings	53.55%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000109813
Shareholder Report [Line Items]
Fund Name		Seafarer Overseas Growth and Income Fund
Class Name		INSTITUTIONAL CLASS
Trading Symbol		SIGIX
Annual or Semi-Annual Statement [Text Block]		SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at www.seafarerfunds.com. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website		www.seafarerfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Growth and Income Fund - Institutional Class	$4	0.86%

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2024 to October 31, 2024), the Seafarer Overseas Growth and Income Fund’s Institutional Class returned 2.93%, while the Fund’s benchmark indices, the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index and the Morningstar Emerging Markets Net Return USD Index, returned 8.12% and 7.96%, respectively. By way of broader comparison, the S&P 500 Index increased 14.08%.

The Fund began the semi-annual period with a net asset value (NAV) of $12.22 per share. In June, the Fund paid a semi-annual distribution of $0.193 per share. That payment brought the cumulative distribution per share, as measured from the Fund’s inception, to $5.302. The Fund finished the period with a value of $12.38 per share.

Performance during the period can be divided into two distinct periods: all that occurred prior to September 24th, when China’s authorities announced economic stimulus plans, and everything that occurred afterward. Until that day, emerging markets shares moved mostly sideways and slightly higher. The markets were led by Indian shares and semiconductor stocks; the Fund was lifted by corporate financial results. After the China stimulus announcements, Chinese stocks rose markedly, lifting the indices from their doldrums. The Fund profited from its China holdings, but the benchmarks’ greater allocation to China ensured their outperformance for the period.

Line Graph [Table Text Block]
	Seafarer Overseas Growth and Income Fund - Institutional Class $15,198	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $15,308	Morningstar EM Net Return USD Index $15,071
10/14	$10,000	$10,000	$10,000
11/14	$9,830	$9,896	$9,901
12/14	$9,535	$9,446	$9,492
01/15	$9,796	$9,559	$9,595
02/15	$10,162	$9,824	$9,851
03/15	$10,353	$9,711	$9,734
04/15	$11,014	$10,405	$10,479
05/15	$10,771	$10,140	$10,120
06/15	$10,578	$9,886	$9,834
07/15	$10,194	$9,308	$9,149
08/15	$9,293	$8,425	$8,345
09/15	$9,040	$8,240	$8,128
10/15	$9,608	$8,800	$8,701
11/15	$9,346	$8,564	$8,381
12/15	$9,137	$8,376	$8,212
01/16	$8,846	$7,769	$7,675
02/16	$8,855	$7,756	$7,654
03/16	$9,921	$8,718	$8,632
04/16	$10,097	$8,811	$8,721
05/16	$9,745	$8,534	$8,390
06/16	$10,211	$8,850	$8,755
07/16	$10,513	$9,305	$9,193
08/16	$10,539	$9,512	$9,394
09/16	$10,682	$9,597	$9,485
10/16	$10,602	$9,604	$9,501
11/16	$9,882	$9,216	$9,080
12/16	$9,990	$9,261	$9,113
01/17	$10,394	$9,740	$9,578
02/17	$10,770	$10,075	$9,900
03/17	$11,111	$10,337	$10,170
04/17	$11,246	$10,532	$10,348
05/17	$11,488	$10,784	$10,606
06/17	$11,540	$10,886	$10,677
07/17	$11,775	$11,463	$11,220
08/17	$11,820	$11,703	$11,455
09/17	$11,766	$11,649	$11,405
10/17	$12,010	$12,018	$11,806
11/17	$12,263	$12,069	$11,881
12/17	$12,608	$12,510	$12,349
01/18	$13,172	$13,480	$13,288
02/18	$12,543	$12,883	$12,690
03/18	$12,580	$12,695	$12,464
04/18	$12,155	$12,695	$12,479
05/18	$11,868	$12,310	$12,003
06/18	$11,288	$11,784	$11,474
07/18	$11,717	$12,050	$11,735
08/18	$11,577	$11,741	$11,479
09/18	$11,446	$11,581	$11,390
10/18	$10,317	$10,630	$10,423
11/18	$10,578	$11,093	$10,879
12/18	$10,323	$10,853	$10,679
01/19	$11,296	$11,659	$11,554
02/19	$11,427	$11,688	$11,602
03/19	$11,517	$11,882	$11,681
04/19	$11,648	$12,052	$11,899
05/19	$10,855	$11,267	$11,125
06/19	$11,691	$11,897	$11,766
07/19	$11,610	$11,779	$11,599
08/19	$11,477	$11,258	$11,069
09/19	$11,651	$11,474	$11,294
10/19	$12,140	$11,922	$11,783
11/19	$12,130	$11,892	$11,774
12/19	$12,717	$12,753	$12,614
01/20	$12,078	$12,309	$12,026
02/20	$11,542	$11,699	$11,362
03/20	$9,770	$9,875	$9,493
04/20	$10,677	$10,768	$10,414
05/20	$11,027	$10,898	$10,574
06/20	$11,668	$11,749	$11,358
07/20	$12,394	$12,927	$12,323
08/20	$12,850	$13,299	$12,628
09/20	$12,861	$12,994	$12,381
10/20	$12,840	$13,261	$12,645
11/20	$14,219	$14,515	$13,904
12/20	$15,540	$15,526	$14,936
01/21	$15,783	$15,942	$15,308
02/21	$15,751	$16,093	$15,505
03/21	$16,015	$15,804	$15,314
04/21	$16,258	$16,300	$15,771
05/21	$16,607	$16,807	$16,127
06/21	$16,779	$16,843	$16,179
07/21	$16,372	$15,931	$15,176
08/21	$16,447	$16,315	$15,544
09/21	$15,440	$15,869	$15,009
10/21	$15,665	$16,016	$15,122
11/21	$14,808	$15,585	$14,561
12/21	$15,178	$15,894	$14,886
01/22	$14,937	$15,332	$14,555
02/22	$14,845	$15,050	$14,236
03/22	$14,696	$14,580	$14,002
04/22	$13,916	$13,730	$13,294
05/22	$14,478	$13,778	$13,317
06/22	$13,339	$13,032	$12,361
07/22	$13,641	$13,050	$12,393
08/22	$13,467	$13,094	$12,518
09/22	$12,111	$11,707	$11,131
10/22	$12,528	$11,378	$10,854
11/22	$13,826	$12,752	$12,313
12/22	$13,403	$12,616	$12,163
01/23	$14,301	$13,516	$13,015
02/23	$13,545	$12,797	$12,267
03/23	$13,935	$13,080	$12,595
04/23	$13,911	$12,988	$12,499
05/23	$13,864	$12,756	$12,338
06/23	$14,418	$13,188	$12,801
07/23	$15,149	$13,939	$13,587
08/23	$14,526	$13,233	$12,868
09/23	$14,130	$12,928	$12,589
10/23	$13,434	$12,434	$12,060
11/23	$14,478	$13,350	$13,040
12/23	$15,321	$13,814	$13,567
01/24	$14,644	$13,147	$13,035
02/24	$15,140	$13,782	$13,599
03/24	$15,273	$14,006	$13,868
04/24	$14,765	$14,158	$13,960
05/24	$14,632	$14,191	$14,061
06/24	$14,891	$14,560	$14,584
07/24	$15,198	$14,629	$14,636
08/24	$15,689	$14,791	$14,843
09/24	$15,971	$15,961	$15,760
10/24	$15,198	$15,308	$15,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Institutional Class (Incep. February 15, 2012)	13.13%	4.60%	4.27%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.11%	5.13%	4.35%
Morningstar EM Net Return USD Index	24.97%	5.05%	4.19%

Performance Inception Date			Feb. 15, 2012
AssetsNet	$ 3,320,400,850	$ 3,320,400,850	$ 3,320,400,850
Holdings Count | Holding	52	52	52
Advisory Fees Paid, Amount		$ 12,455,728
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$3,320,400,850
# of Portfolio Holdings	52
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$12,455,728

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.7%
Utilities	1.3%
Real Estate	2.4%
Energy	2.7%
Communications	2.9%
Materials	4.9%
Health Care	7.9%
Industrials	8.6%
Technology	13.3%
Consumer Staples	15.2%
Consumer Discretionary	16.6%
Financials	21.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	5.7%
Samsung Biologics Co., Ltd.	3.4%
Singapore Exchange, Ltd.	3.1%
Sanlam, Ltd.	3.1%
Richter Gedeon Nyrt	2.9%
Bank Central Asia Tbk PT	2.9%
L&T Technology Services, Ltd.	2.8%
Accton Technology Corp.	2.8%
DBS Group Holdings, Ltd.	2.6%
Novatek Microelectronics Corp.	2.6%
Total % of Top 10 Holdings	31.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFGRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

C000109812
Shareholder Report [Line Items]
Fund Name		Seafarer Overseas Growth and Income Fund
Class Name		INVESTOR CLASS
Trading Symbol		SFGIX
Annual or Semi-Annual Statement [Text Block]		SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at www.seafarerfunds.com. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website		www.seafarerfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Growth and Income Fund - Investor Class	$5	0.96%

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2024 to October 31, 2024), the Seafarer Overseas Growth and Income Fund’s Investor Class returned 2.85%, while the Fund’s benchmark indices, the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index and the Morningstar Emerging Markets Net Return USD Index, returned 8.12% and 7.96%, respectively. By way of broader comparison, the S&P 500 Index increased 14.08%.

The Fund began the semi-annual period with a net asset value (NAV) of $12.14 per share. In June, the Fund paid a semi-annual distribution of $0.191 per share. That payment brought the cumulative distribution per share, as measured from the Fund’s inception, to $5.192. The Fund finished the period with a value of $12.29 per share.

Performance during the period can be divided into two distinct periods: all that occurred prior to September 24th, when China’s authorities announced economic stimulus plans, and everything that occurred afterward. Until that day, emerging markets shares moved mostly sideways and slightly higher. The markets were led by Indian shares and semiconductor stocks; the Fund was lifted by corporate financial results. After the China stimulus announcements, Chinese stocks rose markedly, lifting the indices from their doldrums. The Fund profited from its China holdings, but the benchmarks’ greater allocation to China ensured their outperformance for the period.

Line Graph [Table Text Block]
	Seafarer Overseas Growth and Income Fund - Investor Class $15,031	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $15,308	Morningstar EM Net Return USD Index $15,071
10/14	$10,000	$10,000	$10,000
11/14	$9,839	$9,896	$9,901
12/14	$9,534	$9,446	$9,492
01/15	$9,795	$9,559	$9,595
02/15	$10,161	$9,824	$9,851
03/15	$10,352	$9,711	$9,734
04/15	$11,005	$10,405	$10,479
05/15	$10,762	$10,140	$10,120
06/15	$10,568	$9,886	$9,834
07/15	$10,183	$9,308	$9,149
08/15	$9,282	$8,425	$8,345
09/15	$9,028	$8,240	$8,128
10/15	$9,597	$8,800	$8,701
11/15	$9,335	$8,564	$8,381
12/15	$9,122	$8,376	$8,212
01/16	$8,840	$7,769	$7,675
02/16	$8,840	$7,756	$7,654
03/16	$9,897	$8,718	$8,632
04/16	$10,082	$8,811	$8,721
05/16	$9,721	$8,534	$8,390
06/16	$10,186	$8,850	$8,755
07/16	$10,487	$9,305	$9,193
08/16	$10,514	$9,512	$9,394
09/16	$10,656	$9,597	$9,485
10/16	$10,576	$9,604	$9,501
11/16	$9,857	$9,216	$9,080
12/16	$9,968	$9,261	$9,113
01/17	$10,362	$9,740	$9,578
02/17	$10,739	$10,075	$9,900
03/17	$11,079	$10,337	$10,170
04/17	$11,205	$10,532	$10,348
05/17	$11,456	$10,784	$10,606
06/17	$11,506	$10,886	$10,677
07/17	$11,732	$11,463	$11,220
08/17	$11,777	$11,703	$11,455
09/17	$11,723	$11,649	$11,405
10/17	$11,976	$12,018	$11,806
11/17	$12,220	$12,069	$11,881
12/17	$12,557	$12,510	$12,349
01/18	$13,121	$13,480	$13,288
02/18	$12,493	$12,883	$12,690
03/18	$12,530	$12,695	$12,464
04/18	$12,114	$12,695	$12,479
05/18	$11,818	$12,310	$12,003
06/18	$11,237	$11,784	$11,474
07/18	$11,665	$12,050	$11,735
08/18	$11,526	$11,741	$11,479
09/18	$11,395	$11,581	$11,390
10/18	$10,267	$10,630	$10,423
11/18	$10,528	$11,093	$10,879
12/18	$10,273	$10,853	$10,679
01/19	$11,236	$11,659	$11,554
02/19	$11,366	$11,688	$11,602
03/19	$11,466	$11,882	$11,681
04/19	$11,586	$12,052	$11,899
05/19	$10,795	$11,267	$11,125
06/19	$11,628	$11,897	$11,766
07/19	$11,546	$11,779	$11,599
08/19	$11,414	$11,258	$11,069
09/19	$11,587	$11,474	$11,294
10/19	$12,066	$11,922	$11,783
11/19	$12,066	$11,892	$11,774
12/19	$12,636	$12,753	$12,614
01/20	$12,008	$12,309	$12,026
02/20	$11,473	$11,699	$11,362
03/20	$9,714	$9,875	$9,493
04/20	$10,609	$10,768	$10,414
05/20	$10,959	$10,898	$10,574
06/20	$11,586	$11,749	$11,358
07/20	$12,311	$12,927	$12,323
08/20	$12,767	$13,299	$12,628
09/20	$12,777	$12,994	$12,381
10/20	$12,746	$13,261	$12,645
11/20	$14,123	$14,515	$13,904
12/20	$15,435	$15,526	$14,936
01/21	$15,677	$15,942	$15,308
02/21	$15,646	$16,093	$15,505
03/21	$15,909	$15,804	$15,314
04/21	$16,141	$16,300	$15,771
05/21	$16,489	$16,807	$16,127
06/21	$16,658	$16,843	$16,179
07/21	$16,252	$15,931	$15,176
08/21	$16,327	$16,315	$15,544
09/21	$15,333	$15,869	$15,009
10/21	$15,547	$16,016	$15,122
11/21	$14,702	$15,585	$14,561
12/21	$15,063	$15,894	$14,886
01/22	$14,823	$15,332	$14,555
02/22	$14,731	$15,050	$14,236
03/22	$14,583	$14,580	$14,002
04/22	$13,804	$13,730	$13,294
05/22	$14,365	$13,778	$13,317
06/22	$13,227	$13,032	$12,361
07/22	$13,527	$13,050	$12,393
08/22	$13,354	$13,094	$12,518
09/22	$12,001	$11,707	$11,131
10/22	$12,429	$11,378	$10,854
11/22	$13,701	$12,752	$12,313
12/22	$13,280	$12,616	$12,163
01/23	$14,175	$13,516	$13,015
02/23	$13,421	$12,797	$12,267
03/23	$13,810	$13,080	$12,595
04/23	$13,786	$12,988	$12,499
05/23	$13,739	$12,756	$12,338
06/23	$14,289	$13,188	$12,801
07/23	$15,007	$13,939	$13,587
08/23	$14,397	$13,233	$12,868
09/23	$13,990	$12,928	$12,589
10/23	$13,297	$12,434	$12,060
11/23	$14,337	$13,350	$13,040
12/23	$15,169	$13,814	$13,567
01/24	$14,494	$13,147	$13,035
02/24	$14,988	$13,782	$13,599
03/24	$15,120	$14,006	$13,868
04/24	$14,615	$14,158	$13,960
05/24	$14,482	$14,191	$14,061
06/24	$14,738	$14,560	$14,584
07/24	$15,031	$14,629	$14,636
08/24	$15,533	$14,791	$14,843
09/24	$15,802	$15,961	$15,760
10/24	$15,031	$15,308	$15,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Investor Class (Incep. February 15, 2012)	13.04%	4.49%	4.16%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.11%	5.13%	4.35%
Morningstar EM Net Return USD Index	24.97%	5.05%	4.19%

Performance Inception Date			Feb. 15, 2012
AssetsNet	$ 3,320,400,850	$ 3,320,400,850	$ 3,320,400,850
Holdings Count | Holding	52	52	52
Advisory Fees Paid, Amount		$ 12,455,728
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$3,320,400,850
# of Portfolio Holdings	52
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$12,455,728

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.7%
Utilities	1.3%
Real Estate	2.4%
Energy	2.7%
Communications	2.9%
Materials	4.9%
Health Care	7.9%
Industrials	8.6%
Technology	13.3%
Consumer Staples	15.2%
Consumer Discretionary	16.6%
Financials	21.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	5.7%
Samsung Biologics Co., Ltd.	3.4%
Singapore Exchange, Ltd.	3.1%
Sanlam, Ltd.	3.1%
Richter Gedeon Nyrt	2.9%
Bank Central Asia Tbk PT	2.9%
L&T Technology Services, Ltd.	2.8%
Accton Technology Corp.	2.8%
DBS Group Holdings, Ltd.	2.6%
Novatek Microelectronics Corp.	2.6%
Total % of Top 10 Holdings	31.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFGRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

C000253515
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Growth and Income Fund
Class Name	RETAIL CLASS
Trading Symbol	SFGRX
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.seafarerfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Growth and Income Fund - Retail Class	$2	1.10%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Seafarer Overseas Growth and Income Fund’s Retail Class returned -3.23% from its inception on August 30, 2024 to the end of the semi-annual period on October 31, 2024. During this two month period, the Fund’s benchmark indices, the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index and the Morningstar Emerging Markets Net Return USD Index, returned 3.50% and 1.53%, respectively. By way of broader comparison, the S&P 500 Index increased 1.21%.

The Fund’s Retail Class launched with a net asset value (NAV) of $12.70 per share on August 30, 2024. The Retail Class paid no distributions during the semi-annual period, and finished the period with a value of $12.29 per share.

Performance during the period can be divided into two distinct periods: all that occurred prior to September 24th, when China’s authorities announced economic stimulus plans, and everything that occurred afterward. Until that day, emerging markets shares moved mostly sideways and slightly higher. The markets were led by Indian shares and semiconductor stocks; the Fund was lifted by corporate financial results. After the China stimulus announcements, Chinese stocks rose markedly, lifting the indices from their doldrums. The Fund profited from its China holdings, but the benchmarks’ greater allocation to China ensured their outperformance for the period.

Line Graph [Table Text Block]
	Seafarer Overseas Growth and Income Fund - Retail Class $9,677	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $10,350	Morningstar EM Net Return USD Index $10,153
07/31/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,173	$10,791	$10,617
10/31/24	$9,677	$10,350	$10,153

Average Annual Return [Table Text Block]

Total Returns

Seafarer Overseas Growth and Income Fund	Since Inception
Seafarer Overseas Growth and Income Fund - Retail Class (Incep. August 30, 2024)	-3.23%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	3.50%
Morningstar EM Net Return USD Index	1.53%

Performance Inception Date	Aug. 30, 2024
AssetsNet	$ 3,320,400,850	$ 3,320,400,850	$ 3,320,400,850
Holdings Count | Holding	52	52	52
Advisory Fees Paid, Amount	$ 12,455,728
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$3,320,400,850
# of Portfolio Holdings	52
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$12,455,728

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.7%
Utilities	1.3%
Real Estate	2.4%
Energy	2.7%
Communications	2.9%
Materials	4.9%
Health Care	7.9%
Industrials	8.6%
Technology	13.3%
Consumer Staples	15.2%
Consumer Discretionary	16.6%
Financials	21.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	5.7%
Samsung Biologics Co., Ltd.	3.4%
Singapore Exchange, Ltd.	3.1%
Sanlam, Ltd.	3.1%
Richter Gedeon Nyrt	2.9%
Bank Central Asia Tbk PT	2.9%
L&T Technology Services, Ltd.	2.8%
Accton Technology Corp.	2.8%
DBS Group Holdings, Ltd.	2.6%
Novatek Microelectronics Corp.	2.6%
Total % of Top 10 Holdings	31.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 30, 2024, the Fund launched this Retail Class (SFGRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

C000167155
Shareholder Report [Line Items]
Fund Name		Seafarer Overseas Value Fund
Class Name		INSTITUTIONAL CLASS
Trading Symbol		SIVLX
Annual or Semi-Annual Statement [Text Block]		SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at www.seafarerfunds.com. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website		www.seafarerfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Value Fund - Institutional Class	$5	1.05%

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2024 to October 31, 2024), the Seafarer Overseas Value Fund’s Institutional Class returned -0.50%, while the Fund’s benchmark indices, the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index and the Morningstar Emerging Markets Net Return USD Index, returned 8.12% and 7.96%, respectively. By way of broader comparison, the S&P 500 Index increased 14.08%.

The Fund began the semi-annual period with a net asset value (NAV) of $14.12 per share. The Fund paid no distributions during the period, and it finished the period with a value of $14.05 per share.

Emerging market equities began the period driven by technology and AI-related developments. Then, in the second half of September, Chinese stocks surged following a string of policy announcements intended to stabilize China’s economy. This rally in China shares led the benchmarks higher than the Fund.

In the pursuit of value in the emerging markets, Seafarer remains focused on finding individual companies whose value is driven by idiosyncratic company-specific developments.

Line Graph [Table Text Block]
	Seafarer Overseas Value Fund - Institutional Class $17,248	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $17,937	Morningstar EM Net Return USD Index $17,962
05/16	$10,000	$10,000	$10,000
06/16	$9,930	$10,370	$10,434
07/16	$10,220	$10,903	$10,957
08/16	$10,250	$11,146	$11,197
09/16	$10,320	$11,245	$11,305
10/16	$10,270	$11,253	$11,323
11/16	$10,410	$10,799	$10,822
12/16	$10,285	$10,852	$10,861
01/17	$10,791	$11,413	$11,416
02/17	$11,095	$11,806	$11,800
03/17	$11,196	$12,112	$12,121
04/17	$11,429	$12,341	$12,334
05/17	$11,793	$12,636	$12,641
06/17	$11,965	$12,756	$12,726
07/17	$12,056	$13,431	$13,373
08/17	$12,340	$13,713	$13,653
09/17	$12,431	$13,650	$13,593
10/17	$12,390	$14,082	$14,071
11/17	$12,410	$14,142	$14,161
12/17	$12,666	$14,658	$14,718
01/18	$13,211	$15,796	$15,838
02/18	$12,792	$15,096	$15,124
03/18	$12,719	$14,876	$14,855
04/18	$12,530	$14,876	$14,873
05/18	$12,530	$14,424	$14,306
06/18	$12,247	$13,808	$13,676
07/18	$12,226	$14,119	$13,987
08/18	$11,985	$13,757	$13,681
09/18	$11,996	$13,570	$13,576
10/18	$11,200	$12,456	$12,422
11/18	$11,095	$12,999	$12,966
12/18	$10,902	$12,717	$12,728
01/19	$11,745	$13,662	$13,771
02/19	$11,864	$13,696	$13,828
03/19	$12,156	$13,922	$13,922
04/19	$12,362	$14,122	$14,182
05/19	$11,756	$13,202	$13,259
06/19	$12,794	$13,940	$14,024
07/19	$12,859	$13,802	$13,824
08/19	$12,535	$13,192	$13,192
09/19	$12,589	$13,445	$13,461
10/19	$13,032	$13,970	$14,044
11/19	$12,913	$13,935	$14,033
12/19	$13,294	$14,943	$15,034
01/20	$12,580	$14,423	$14,334
02/20	$11,978	$13,708	$13,542
03/20	$9,692	$11,571	$11,314
04/20	$10,573	$12,617	$12,412
05/20	$10,629	$12,770	$12,603
06/20	$10,974	$13,767	$13,537
07/20	$11,008	$15,147	$14,687
08/20	$11,699	$15,583	$15,051
09/20	$11,588	$15,226	$14,757
10/20	$11,599	$15,539	$15,071
11/20	$13,027	$17,008	$16,572
12/20	$13,831	$18,192	$17,802
01/21	$13,809	$18,680	$18,245
02/21	$14,239	$18,857	$18,480
03/21	$14,725	$18,518	$18,253
04/21	$14,906	$19,099	$18,797
05/21	$15,234	$19,694	$19,221
06/21	$15,618	$19,736	$19,284
07/21	$15,268	$18,667	$18,088
08/21	$15,777	$19,117	$18,526
09/21	$15,008	$18,595	$17,889
10/21	$15,596	$18,767	$18,024
11/21	$14,759	$18,262	$17,355
12/21	$15,220	$18,624	$17,743
01/22	$15,325	$17,966	$17,348
02/22	$15,489	$17,635	$16,968
03/22	$15,583	$17,085	$16,689
04/22	$15,056	$16,088	$15,845
05/22	$15,372	$16,144	$15,872
06/22	$14,575	$15,271	$14,733
07/22	$14,903	$15,291	$14,771
08/22	$14,763	$15,343	$14,920
09/22	$13,755	$13,718	$13,267
10/22	$13,626	$13,333	$12,937
11/22	$14,857	$14,942	$14,676
12/22	$15,111	$14,783	$14,497
01/23	$16,148	$15,838	$15,512
02/23	$15,528	$14,994	$14,621
03/23	$15,862	$15,327	$15,012
04/23	$15,993	$15,218	$14,897
05/23	$15,648	$14,947	$14,706
06/23	$16,363	$15,453	$15,257
07/23	$17,173	$16,333	$16,194
08/23	$16,518	$15,505	$15,337
09/23	$16,279	$15,149	$15,004
10/23	$15,314	$14,569	$14,374
11/23	$16,244	$15,642	$15,542
12/23	$17,125	$16,187	$16,170
01/24	$16,438	$15,405	$15,536
02/24	$16,953	$16,149	$16,208
03/24	$17,334	$16,411	$16,529
04/24	$17,334	$16,590	$16,638
05/24	$16,892	$16,628	$16,759
06/24	$16,732	$17,061	$17,382
07/24	$16,880	$17,141	$17,444
08/24	$17,223	$17,331	$17,691
09/24	$17,862	$18,703	$18,784
10/24	$17,248	$17,937	$17,962

Average Annual Return [Table Text Block]

Average Annual Total Returns

Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Institutional Class (Incep. May 31, 2016)	12.63%	5.77%	6.69%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.11%	5.13%	7.19%
Morningstar EM Net Return USD Index	24.97%	5.05%	7.20%

Performance Inception Date			May 31, 2016
AssetsNet	$ 98,537,183	$ 98,537,183	$ 98,537,183
Holdings Count | Holding	41	41	41
Advisory Fees Paid, Amount		$ 350,006
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$98,537,183
# of Portfolio Holdings	41
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$350,006

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.7%
Communications	2.3%
Utilities	5.0%
Energy	5.0%
Real Estate	5.5%
Materials	8.1%
Industrials	12.0%
Consumer Discretionary	17.2%
Financials	19.2%
Consumer Staples	22.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Credicorp, Ltd.	3.5%
WH Group, Ltd.	3.4%
Salik Co. PJSC	3.3%
Melco International Development, Ltd.	3.2%
Hongkong Land Holdings, Ltd.	3.2%
Shangri-La Asia, Ltd.	3.2%
Moneta Money Bank AS	3.2%
First Pacific Co., Ltd.	3.1%
XP, Inc.	2.8%
DFI Retail Group Holdings, Ltd.	2.7%
Total % of Top 10 Holdings	31.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFVRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

C000167154
Shareholder Report [Line Items]
Fund Name		Seafarer Overseas Value Fund
Class Name		INVESTOR CLASS
Trading Symbol		SFVLX
Annual or Semi-Annual Statement [Text Block]		SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at www.seafarerfunds.com. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website		www.seafarerfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Value Fund - Investor Class	$5	1.00%

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2024 to October 31, 2024), the Seafarer Overseas Value Fund’s Investor Class returned -0.57%, while the Fund’s benchmark indices, the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index and the Morningstar Emerging Markets Net Return USD Index, returned 8.12% and 7.96%, respectively. By way of broader comparison, the S&P 500 Index increased 14.08%.

The Fund began the semi-annual period with a net asset value (NAV) of $14.07 per share. The Fund paid no distributions during the period, and it finished the period with a value of $13.99 per share.

Emerging market equities began the period driven by technology and AI-related developments. Then, in the second half of September, Chinese stocks surged following a string of policy announcements intended to stabilize China’s economy. This rally in China shares led the benchmarks higher than the Fund.

In the pursuit of value in the emerging markets, Seafarer remains focused on finding individual companies whose value is driven by idiosyncratic company-specific developments.

Line Graph [Table Text Block]
	Seafarer Overseas Value Fund - Investor Class $17,095	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $17,937	Morningstar EM Net Return USD Index $17,962
05/16	$10,000	$10,000	$10,000
06/16	$9,930	$10,370	$10,434
07/16	$10,210	$10,903	$10,957
08/16	$10,240	$11,146	$11,197
09/16	$10,320	$11,245	$11,305
10/16	$10,260	$11,253	$11,323
11/16	$10,400	$10,799	$10,822
12/16	$10,283	$10,852	$10,861
01/17	$10,778	$11,413	$11,416
02/17	$11,081	$11,806	$11,800
03/17	$11,182	$12,112	$12,121
04/17	$11,415	$12,341	$12,334
05/17	$11,778	$12,636	$12,641
06/17	$11,960	$12,756	$12,726
07/17	$12,041	$13,431	$13,373
08/17	$12,324	$13,713	$13,653
09/17	$12,415	$13,650	$13,593
10/17	$12,374	$14,082	$14,071
11/17	$12,394	$14,142	$14,161
12/17	$12,640	$14,658	$14,718
01/18	$13,195	$15,796	$15,838
02/18	$12,776	$15,096	$15,124
03/18	$12,693	$14,876	$14,855
04/18	$12,504	$14,876	$14,873
05/18	$12,504	$14,424	$14,306
06/18	$12,222	$13,808	$13,676
07/18	$12,201	$14,119	$13,987
08/18	$11,960	$13,757	$13,681
09/18	$11,960	$13,570	$13,576
10/18	$11,175	$12,456	$12,422
11/18	$11,071	$12,999	$12,966
12/18	$10,881	$12,717	$12,728
01/19	$11,712	$13,662	$13,771
02/19	$11,831	$13,696	$13,828
03/19	$12,123	$13,922	$13,922
04/19	$12,317	$14,122	$14,182
05/19	$11,712	$13,202	$13,259
06/19	$12,760	$13,940	$14,024
07/19	$12,824	$13,802	$13,824
08/19	$12,500	$13,192	$13,192
09/19	$12,544	$13,445	$13,461
10/19	$12,986	$13,970	$14,044
11/19	$12,867	$13,935	$14,033
12/19	$13,241	$14,943	$15,034
01/20	$12,540	$14,423	$14,334
02/20	$11,928	$13,708	$13,542
03/20	$9,658	$11,571	$11,314
04/20	$10,526	$12,617	$12,412
05/20	$10,593	$12,770	$12,603
06/20	$10,926	$13,767	$13,537
07/20	$10,971	$15,147	$14,687
08/20	$11,639	$15,583	$15,051
09/20	$11,538	$15,226	$14,757
10/20	$11,550	$15,539	$15,071
11/20	$12,963	$17,008	$16,572
12/20	$13,767	$18,192	$17,802
01/21	$13,744	$18,680	$18,245
02/21	$14,161	$18,857	$18,480
03/21	$14,657	$18,518	$18,253
04/21	$14,838	$19,099	$18,797
05/21	$15,153	$19,694	$19,221
06/21	$15,537	$19,736	$19,284
07/21	$15,187	$18,667	$18,088
08/21	$15,695	$19,117	$18,526
09/21	$14,928	$18,595	$17,889
10/21	$15,503	$18,767	$18,024
11/21	$14,669	$18,262	$17,355
12/21	$15,129	$18,624	$17,743
01/22	$15,235	$17,966	$17,348
02/22	$15,398	$17,635	$16,968
03/22	$15,491	$17,085	$16,689
04/22	$14,966	$16,088	$15,845
05/22	$15,281	$16,144	$15,872
06/22	$14,487	$15,271	$14,733
07/22	$14,803	$15,291	$14,771
08/22	$14,663	$15,343	$14,920
09/22	$13,670	$13,718	$13,267
10/22	$13,542	$13,333	$12,937
11/22	$14,756	$14,942	$14,676
12/22	$15,003	$14,783	$14,497
01/23	$16,035	$15,838	$15,512
02/23	$15,418	$14,994	$14,621
03/23	$15,750	$15,327	$15,012
04/23	$15,881	$15,218	$14,897
05/23	$15,537	$14,947	$14,706
06/23	$16,237	$15,453	$15,257
07/23	$17,044	$16,333	$16,194
08/23	$16,391	$15,505	$15,337
09/23	$16,166	$15,149	$15,004
10/23	$15,192	$14,569	$14,374
11/23	$16,118	$15,642	$15,542
12/23	$16,997	$16,187	$16,170
01/24	$16,313	$15,405	$15,536
02/24	$16,814	$16,149	$16,208
03/24	$17,193	$16,411	$16,529
04/24	$17,193	$16,590	$16,638
05/24	$16,753	$16,628	$16,759
06/24	$16,594	$17,061	$17,382
07/24	$16,741	$17,141	$17,444
08/24	$17,083	$17,331	$17,691
09/24	$17,706	$18,703	$18,784
10/24	$17,095	$17,937	$17,962

Average Annual Return [Table Text Block]

Average Annual Total Returns

Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Investor Class (Incep. May 31, 2016)	12.52%	5.65%	6.58%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.11%	5.13%	7.19%
Morningstar EM Net Return USD Index	24.97%	5.05%	7.20%

Performance Inception Date			May 31, 2016
AssetsNet	$ 98,537,183	$ 98,537,183	$ 98,537,183
Holdings Count | Holding	41	41	41
Advisory Fees Paid, Amount		$ 350,006
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$98,537,183
# of Portfolio Holdings	41
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$350,006

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.7%
Communications	2.3%
Utilities	5.0%
Energy	5.0%
Real Estate	5.5%
Materials	8.1%
Industrials	12.0%
Consumer Discretionary	17.2%
Financials	19.2%
Consumer Staples	22.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Credicorp, Ltd.	3.5%
WH Group, Ltd.	3.4%
Salik Co. PJSC	3.3%
Melco International Development, Ltd.	3.2%
Hongkong Land Holdings, Ltd.	3.2%
Shangri-La Asia, Ltd.	3.2%
Moneta Money Bank AS	3.2%
First Pacific Co., Ltd.	3.1%
XP, Inc.	2.8%
DFI Retail Group Holdings, Ltd.	2.7%
Total % of Top 10 Holdings	31.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFVRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

C000253516
Shareholder Report [Line Items]
Fund Name	Seafarer Overseas Value Fund
Class Name	RETAIL CLASS
Trading Symbol	SFVRX
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.seafarerfunds.com. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.seafarerfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Value Fund - Retail Class	$2	1.29%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Seafarer Overseas Value Fund’s Retail Class returned 0.07% from its inception on August 30, 2024 to the end of the semi-annual period on October 31, 2024. During this two month period, the Fund’s benchmark indices, the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index and the Morningstar Emerging Markets Net Return USD Index, returned 3.50% and 1.53%, respectively. By way of broader comparison, the S&P 500 Index increased 1.21%.

The Fund’s Retail Class launched with a net asset value (NAV) of $13.98 per share on August 30, 2024. The Retail Class paid no distributions during the semi-annual period, and finished the period with a value of $13.99 per share.

Emerging market equities began the period driven by technology and AI-related developments. Then, in the second half of September, Chinese stocks surged following a string of policy announcements intended to stabilize China’s economy. This rally in China shares led the benchmarks higher than the Fund.

In the pursuit of value in the emerging markets, Seafarer remains focused on finding individual companies whose value is driven by idiosyncratic company-specific developments.

Line Graph [Table Text Block]
	Seafarer Overseas Value Fund - Retail Class $10,007	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $10,350	Morningstar EM Net Return USD Index $10,153
07/31/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,365	$10,791	$10,617
10/31/24	$10,007	$10,350	$10,153

Average Annual Return [Table Text Block]

Total Returns

Seafarer Overseas Value Fund	Since Inception
Seafarer Overseas Value Fund - Retail Class (Incep. August 30, 2024)	0.07%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	3.50%
Morningstar EM Net Return USD Index	1.53%

Performance Inception Date	Aug. 30, 2024
AssetsNet	$ 98,537,183	$ 98,537,183	$ 98,537,183
Holdings Count | Holding	41	41	41
Advisory Fees Paid, Amount	$ 350,006
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Header	Text
Total Net Assets	$98,537,183
# of Portfolio Holdings	41
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$350,006

Holdings [Text Block]

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.7%
Communications	2.3%
Utilities	5.0%
Energy	5.0%
Real Estate	5.5%
Materials	8.1%
Industrials	12.0%
Consumer Discretionary	17.2%
Financials	19.2%
Consumer Staples	22.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Credicorp, Ltd.	3.5%
WH Group, Ltd.	3.4%
Salik Co. PJSC	3.3%
Melco International Development, Ltd.	3.2%
Hongkong Land Holdings, Ltd.	3.2%
Shangri-La Asia, Ltd.	3.2%
Moneta Money Bank AS	3.2%
First Pacific Co., Ltd.	3.1%
XP, Inc.	2.8%
DFI Retail Group Holdings, Ltd.	2.7%
Total % of Top 10 Holdings	31.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective August 30, 2024, the Fund launched this Retail Class (SFVRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

C000144477
Shareholder Report [Line Items]
Fund Name		EMERALD INSIGHTS FUND
Class Name		CLASS C
Trading Symbol		EFCCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report shareholder report contains important information about Emerald Insights Fund - C for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-insights-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - C	$131	2.01%

Expenses Paid, Amount		$ 0.0201
Expense Ratio, Percent		13100.00%
Line Graph [Table Text Block]
	Class C - NAV - $31,136	Class C - Load - $31,136	Russell Midcap® Growth Index TR - $28,880	Russell 3000® Index - $32,298	Russell 3000® Growth Index TR - $42,855
10/31/24	$31,136	$31,136	$28,880	$32,298	$42,855
10/31/23	$22,621	$22,621	$20,826	$23,429	$29,880
10/31/22	$19,919	$19,919	$20,151	$21,617	$25,469
10/31/21	$28,633	$28,633	$28,358	$25,894	$33,812
10/31/20	$18,735	$18,735	$20,339	$17,995	$23,675
10/31/19	$13,857	$13,857	$16,790	$16,337	$18,467
10/31/18	$12,493	$12,493	$14,118	$14,395	$15,874
10/31/17	$11,855	$11,855	$13,301	$13,504	$14,405
10/31/16	$9,657	$9,657	$10,536	$10,892	$11,098
10/31/15	$10,177	$10,177	$10,494	$10,449	$10,872
10/31/14	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	37.64%	17.58%	12.03%
Class C - Load	36.64%	17.58%	12.03%
Russell Midcap® Growth Index TR	38.67%	11.46%	11.19%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 3000® Growth Index TR	43.42%	18.34%	15.66%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 23,113,274	$ 23,113,274	$ 23,113,274
Holdings Count | Holding	68	68	68
Advisory Fees Paid, Amount		$ 85,448
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$23,113,274 # of Portfolio Holdings68 Portfolio Turnover Rate115% Advisory Fees Paid$85,448
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	48.50%
Health Care	16.47%
Consumer Discretionary	13.18%
Industrials	7.02%
Energy	4.82%
Financials	3.03%
Consumer Staples	2.15%
Utilities	1.50%
Telecommunications	1.43%
Financial	0.99%
Consumer, Non-cyclical	0.38%
Cash, Cash Equivalents, & Other Net Assets	0.53%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	12.04%
Microsoft Corp.	9.45%
Apple, Inc.	8.82%
Amazon.com, Inc.	5.67%
Alphabet, Inc.	4.85%
Meta Platforms, Inc.	4.08%
Broadcom, Ltd.	2.79%
WaVe Life Sciences, Ltd.	2.04%
Eli Lilly & Co.	2.02%
Insmed, Inc.	1.79%
Total % of Top 10 Holdings	53.55%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000144478
Shareholder Report [Line Items]
Fund Name		EMERALD INSIGHTS FUND
Class Name		INSTITUTIONAL
Trading Symbol		EFCIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report shareholder report contains important information about Emerald Insights Fund - Institutional for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-insights-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - Institutional	$68	1.05%

Expenses Paid, Amount		$ 0.0105
Expense Ratio, Percent		6800.00%
Line Graph [Table Text Block]
	Institutional - $34,270	Russell Midcap® Growth Index TR - $28,880	Russell 3000® Index - $32,298	Russell 3000® Growth Index TR - $42,855
10/31/24	$34,270	$28,880	$32,298	$42,855
10/31/23	$24,670	$20,826	$23,429	$29,880
10/31/22	$21,503	$20,151	$21,617	$25,469
10/31/21	$30,626	$28,358	$25,894	$33,812
10/31/20	$19,847	$20,339	$17,995	$23,675
10/31/19	$14,539	$16,790	$16,337	$18,467
10/31/18	$12,987	$14,118	$14,395	$15,874
10/31/17	$12,214	$13,301	$13,504	$14,405
10/31/16	$9,853	$10,536	$10,892	$11,098
10/31/15	$10,274	$10,494	$10,449	$10,872
10/31/14	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	38.91%	18.71%	13.11%
Russell Midcap® Growth Index TR	38.67%	11.46%	11.19%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 3000® Growth Index TR	43.42%	18.34%	15.66%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 23,113,274	$ 23,113,274	$ 23,113,274
Holdings Count | Holding	68	68	68
Advisory Fees Paid, Amount		$ 85,448
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$23,113,274 # of Portfolio Holdings68 Portfolio Turnover Rate115% Advisory Fees Paid$85,448
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	48.50%
Health Care	16.47%
Consumer Discretionary	13.18%
Industrials	7.02%
Energy	4.82%
Financials	3.03%
Consumer Staples	2.15%
Utilities	1.50%
Telecommunications	1.43%
Financial	0.99%
Consumer, Non-cyclical	0.38%
Cash, Cash Equivalents, & Other Net Assets	0.53%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	12.04%
Microsoft Corp.	9.45%
Apple, Inc.	8.82%
Amazon.com, Inc.	5.67%
Alphabet, Inc.	4.85%
Meta Platforms, Inc.	4.08%
Broadcom, Ltd.	2.79%
WaVe Life Sciences, Ltd.	2.04%
Eli Lilly & Co.	2.02%
Insmed, Inc.	1.79%
Total % of Top 10 Holdings	53.55%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000144479
Shareholder Report [Line Items]
Fund Name		EMERALD INSIGHTS FUND
Class Name		INVESTOR
Trading Symbol		EFCNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report shareholder report contains important information about Emerald Insights Fund - Investor for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.
Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-insights-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - Investor	$91	1.40%

Expenses Paid, Amount		$ 0.0140
Expense Ratio, Percent		9100.00%
Line Graph [Table Text Block]
	Investor - $33,116	Russell Midcap® Growth Index TR - $28,880	Russell 3000® Index - $32,298	Russell 3000® Growth Index TR - $42,855
10/31/24	$33,116	$28,880	$32,298	$42,855
10/31/23	$23,922	$20,826	$23,429	$29,880
10/31/22	$20,923	$20,151	$21,617	$25,469
10/31/21	$29,894	$28,358	$25,894	$33,812
10/31/20	$19,440	$20,339	$17,995	$23,675
10/31/19	$14,304	$16,790	$16,337	$18,467
10/31/18	$12,804	$14,118	$14,395	$15,874
10/31/17	$12,078	$13,301	$13,504	$14,405
10/31/16	$9,784	$10,536	$10,892	$11,098
10/31/15	$10,245	$10,494	$10,449	$10,872
10/31/14	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	38.43%	18.28%	12.72%
Russell Midcap® Growth Index TR	38.67%	11.46%	11.19%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 3000® Growth Index TR	43.42%	18.34%	15.66%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 23,113,274	$ 23,113,274	$ 23,113,274
Holdings Count | Holding	68	68	68
Advisory Fees Paid, Amount		$ 85,448
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$23,113,274 # of Portfolio Holdings68 Portfolio Turnover Rate115% Advisory Fees Paid$85,448
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	48.50%
Health Care	16.47%
Consumer Discretionary	13.18%
Industrials	7.02%
Energy	4.82%
Financials	3.03%
Consumer Staples	2.15%
Utilities	1.50%
Telecommunications	1.43%
Financial	0.99%
Consumer, Non-cyclical	0.38%
Cash, Cash Equivalents, & Other Net Assets	0.53%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	12.04%
Microsoft Corp.	9.45%
Apple, Inc.	8.82%
Amazon.com, Inc.	5.67%
Alphabet, Inc.	4.85%
Meta Platforms, Inc.	4.08%
Broadcom, Ltd.	2.79%
WaVe Life Sciences, Ltd.	2.04%
Eli Lilly & Co.	2.02%
Insmed, Inc.	1.79%
Total % of Top 10 Holdings	53.55%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000111283
Shareholder Report [Line Items]
Fund Name		EMERALD FINANCE & BANKING INNOVATION FUND
Class Name		CLASS A
Trading Symbol		HSSAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - A for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - A	$140	1.85%

Expenses Paid, Amount		$ 0.0185
Expense Ratio, Percent		14000.00%
Line Graph [Table Text Block]
	Class A - NAV - $14,674	Class A - Load - $13,975	Russell 2000® Index TR - $21,460	Russell 3000® Index - $32,298	Russell 2000® Financial Services Index TR - $21,515
10/31/24	$14,674	$13,975	$21,460	$32,298	$21,515
10/31/23	$9,817	$9,349	$16,006	$23,429	$14,790
10/31/22	$12,622	$12,020	$17,506	$21,617	$17,968
10/31/21	$29,785	$28,367	$21,490	$25,894	$19,953
10/31/20	$13,142	$12,516	$14,251	$17,995	$12,460
10/31/19	$15,494	$14,756	$14,270	$16,337	$15,183
10/31/18	$15,844	$15,090	$13,603	$14,395	$13,869
10/31/17	$16,562	$15,773	$13,355	$13,504	$14,169
10/31/16	$11,818	$11,255	$10,446	$10,892	$11,287
10/31/15	$11,810	$11,248	$10,034	$10,449	$10,431
10/31/14	$10,000	$9,524	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	49.48%	-1.08%	3.91%
Class A - Load	42.37%	-2.04%	3.40%
Russell 2000® Index TR	34.07%	8.50%	7.94%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Financial Services Index TR	45.46%	7.22%	7.96%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 51,004,169	$ 51,004,169	$ 51,004,169
Holdings Count | Holding	73	73	73
Advisory Fees Paid, Amount		$ 246,442
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$51,004,169 # of Portfolio Holdings73 Portfolio Turnover Rate57% Advisory Fees Paid$246,442
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)
Value	Value
Financials	85.21%
Financial	7.38%
Financial Services	6.10%
Industrials	0.00%
Cash, Cash Equivalents, & Other Net Assets	1.31%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Northeast Bancorp	4.70%
Metropolitan Bank Holding Corp.	4.19%
Axos Financial, Inc.	4.15%
Kinsale Capital Group, Inc.	3.38%
Skyward Specialty Insurance Group, Inc.	3.35%
Western Alliance Bancorp	2.93%
LendingTree, Inc.	2.81%
Finwise Bancorp	2.80%
Mechanics Bank/Walnut Creek CA	2.75%
First Internet Bancorp	2.31%
Total % of Top 10 Holdings	33.37%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000111284
Shareholder Report [Line Items]
Fund Name		EMERALD FINANCE & BANKING INNOVATION FUND
Class Name		CLASS C
Trading Symbol		HSSCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - C for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - C	$189	2.50%

Expenses Paid, Amount		$ 0.0250
Expense Ratio, Percent		18900.00%
Line Graph [Table Text Block]
	Class C - NAV - $13,752	Class C - Load - $13,752	Russell 2000® Index TR - $21,460	Russell 3000® Index - $32,298	Russell 2000® Financial Services Index TR - $21,515
10/31/24	$13,752	$13,752	$21,460	$32,298	$21,515
10/31/23	$9,259	$9,259	$16,006	$23,429	$14,790
10/31/22	$11,984	$11,984	$17,506	$21,617	$17,968
10/31/21	$28,469	$28,469	$21,490	$25,894	$19,953
10/31/20	$12,644	$12,644	$14,251	$17,995	$12,460
10/31/19	$14,998	$14,998	$14,270	$16,337	$15,183
10/31/18	$15,442	$15,442	$13,603	$14,395	$13,869
10/31/17	$16,248	$16,248	$13,355	$13,504	$14,169
10/31/16	$11,667	$11,667	$10,446	$10,892	$11,287
10/31/15	$11,735	$11,735	$10,034	$10,449	$10,431
10/31/14	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	48.53%	-1.72%	3.24%
Class C - Load	47.53%	-1.72%	3.24%
Russell 2000® Index TR	34.07%	8.50%	7.94%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Financial Services Index TR	45.46%	7.22%	7.96%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 51,004,169	$ 51,004,169	$ 51,004,169
Holdings Count | Holding	73	73	73
Advisory Fees Paid, Amount		$ 246,442
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$51,004,169 # of Portfolio Holdings73 Portfolio Turnover Rate57% Advisory Fees Paid$246,442
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)
Value	Value
Financials	85.21%
Financial	7.38%
Financial Services	6.10%
Industrials	0.00%
Cash, Cash Equivalents, & Other Net Assets	1.31%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Northeast Bancorp	4.70%
Metropolitan Bank Holding Corp.	4.19%
Axos Financial, Inc.	4.15%
Kinsale Capital Group, Inc.	3.38%
Skyward Specialty Insurance Group, Inc.	3.35%
Western Alliance Bancorp	2.93%
LendingTree, Inc.	2.81%
Finwise Bancorp	2.80%
Mechanics Bank/Walnut Creek CA	2.75%
First Internet Bancorp	2.31%
Total % of Top 10 Holdings	33.37%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000111285
Shareholder Report [Line Items]
Fund Name		EMERALD FINANCE & BANKING INNOVATION FUND
Class Name		INSTITUTIONAL
Trading Symbol		HSSIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Institutional for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Institutional	$116	1.54%

Expenses Paid, Amount		$ 0.0154
Expense Ratio, Percent		11600.00%
Line Graph [Table Text Block]
	Institutional - $15,188	Russell 2000® Index TR - $21,460	Russell 3000® Index - $32,298	Russell 2000® Financial Services Index TR - $21,515
10/31/24	$15,188	$21,460	$32,298	$21,515
10/31/23	$10,126	$16,006	$23,429	$14,790
10/31/22	$12,972	$17,506	$21,617	$17,968
10/31/21	$30,507	$21,490	$25,894	$19,953
10/31/20	$13,412	$14,251	$17,995	$12,460
10/31/19	$15,753	$14,270	$16,337	$15,183
10/31/18	$16,054	$13,603	$14,395	$13,869
10/31/17	$16,725	$13,355	$13,504	$14,169
10/31/16	$11,893	$10,446	$10,892	$11,287
10/31/15	$11,849	$10,034	$10,449	$10,431
10/31/14	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	50.00%	-0.73%	4.27%
Russell 2000® Index TR	34.07%	8.50%	7.94%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Financial Services Index TR	45.46%	7.22%	7.96%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 51,004,169	$ 51,004,169	$ 51,004,169
Holdings Count | Holding	73	73	73
Advisory Fees Paid, Amount		$ 246,442
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$51,004,169 # of Portfolio Holdings73 Portfolio Turnover Rate57% Advisory Fees Paid$246,442
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)
Value	Value
Financials	85.21%
Financial	7.38%
Financial Services	6.10%
Industrials	0.00%
Cash, Cash Equivalents, & Other Net Assets	1.31%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Northeast Bancorp	4.70%
Metropolitan Bank Holding Corp.	4.19%
Axos Financial, Inc.	4.15%
Kinsale Capital Group, Inc.	3.38%
Skyward Specialty Insurance Group, Inc.	3.35%
Western Alliance Bancorp	2.93%
LendingTree, Inc.	2.81%
Finwise Bancorp	2.80%
Mechanics Bank/Walnut Creek CA	2.75%
First Internet Bancorp	2.31%
Total % of Top 10 Holdings	33.37%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000111286
Shareholder Report [Line Items]
Fund Name		EMERALD FINANCE & BANKING INNOVATION FUND
Class Name		INVESTOR
Trading Symbol		FFBFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Investor for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

Additional Information Phone Number		(855) 828-9909
Additional Information Website		https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Investor	$143	1.90%

Expenses Paid, Amount		$ 0.0190
Expense Ratio, Percent		14300.00%
Line Graph [Table Text Block]
	Investor - $14,656	Russell 2000® Index TR - $21,460	Russell 3000® Index - $32,298	Russell 2000® Financial Services Index TR - $21,515
10/31/24	$14,656	$21,460	$32,298	$21,515
10/31/23	$9,810	$16,006	$23,429	$14,790
10/31/22	$12,618	$17,506	$21,617	$17,968
10/31/21	$29,786	$21,490	$25,894	$19,953
10/31/20	$13,146	$14,251	$17,995	$12,460
10/31/19	$15,503	$14,270	$16,337	$15,183
10/31/18	$15,859	$13,603	$14,395	$13,869
10/31/17	$16,566	$13,355	$13,504	$14,169
10/31/16	$11,814	$10,446	$10,892	$11,287
10/31/15	$11,814	$10,034	$10,449	$10,431
10/31/14	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	49.40%	-1.12%	3.90%
Russell 2000® Index TR	34.07%	8.50%	7.94%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Financial Services Index TR	45.46%	7.22%	7.96%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

AssetsNet	$ 51,004,169	$ 51,004,169	$ 51,004,169
Holdings Count | Holding	73	73	73
Advisory Fees Paid, Amount		$ 246,442
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$51,004,169 # of Portfolio Holdings73 Portfolio Turnover Rate57% Advisory Fees Paid$246,442
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)
Value	Value
Financials	85.21%
Financial	7.38%
Financial Services	6.10%
Industrials	0.00%
Cash, Cash Equivalents, & Other Net Assets	1.31%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Northeast Bancorp	4.70%
Metropolitan Bank Holding Corp.	4.19%
Axos Financial, Inc.	4.15%
Kinsale Capital Group, Inc.	3.38%
Skyward Specialty Insurance Group, Inc.	3.35%
Western Alliance Bancorp	2.93%
LendingTree, Inc.	2.81%
Finwise Bancorp	2.80%
Mechanics Bank/Walnut Creek CA	2.75%
First Internet Bancorp	2.31%
Total % of Top 10 Holdings	33.37%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000211491
Shareholder Report [Line Items]
Fund Name		Vulcan Value Partners Fund
Class Name		INSTITUTIONAL CLASS
Trading Symbol		VVILX
Annual or Semi-Annual Statement [Text Block]		SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvalueparters.com or 205.803.1582.

Additional Information Website		https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Fund - Institutional Class	$44	0.85%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.85%
Line Graph [Table Text Block]
	Vulcan Value Partners Fund - Institutional Class	Russell 1000® Value Index TR	S&P 500 Total Return Index
05/19	$10,000	$10,000	$10,000
10/19	$10,809	$10,393	$10,494
10/20	$11,335	$9,607	$11,513
10/21	$17,041	$13,810	$16,454
10/22	$10,104	$12,844	$14,050
10/23	$11,763	$12,861	$15,475
10/24	$16,540	$16,845	$21,358

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	SINCE INCEPTION
Vulcan Value Partners Fund - Institutional Class (Incep. May 1, 2019)	40.61%	8.88%	8.49%
Russell 1000® Value Index TR	30.98%	10.14%	8.87%
S&P 500 Total Return Index	38.02%	15.27%	13.00%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

AssetsNet	$ 467,438,510	$ 467,438,510	$ 467,438,510
Holdings Count | Holding	33	33	33
Advisory Fees Paid, Amount		$ 2,240,711
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$467,438,510 # of Portfolio Holdings33 Portfolio Turnover Rate22% Advisory Fees Paid$2,240,711
Holdings [Text Block]

SECTOR WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.94%
Industrial	5.90%
Communications	8.02%
Consumer, Cyclical	12.28%
Consumer, Non-cyclical	12.70%
Technology	26.82%
Financial	33.34%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Carlyle Group, Inc.	5.12%
Salesforce, Inc.	4.65%
Microsoft Corp.	4.48%
Elevance Health, Inc.	4.47%
CoStar Group, Inc.	4.42%
Qorvo, Inc.	4.36%
Skyworks Solutions, Inc.	4.31%
Jones Lang LaSalle, Inc.	4.13%
Amazon.com, Inc.	4.03%
Nice, Ltd.	4.01%
Total % of Top 10 Holdings	43.98%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There were no material Fund changes during the reporting period.
C000082313
Shareholder Report [Line Items]
Fund Name		Vulcan Value Partners Fund
Class Name		INVESTOR CLASS
Trading Symbol		VVPLX
Annual or Semi-Annual Statement [Text Block]		SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvalueparters.com or 205.803.1582.

Additional Information Website		https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Fund - Investor Class	$59	1.13%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		1.13%
Line Graph [Table Text Block]
	Vulcan Value Partners Fund - Investor Class	Russell 1000® Value Index TR	S&P 500 Total Return Index
10/14	$10,000	$10,000	$10,000
10/15	$10,024	$10,053	$10,520
10/16	$9,844	$10,693	$10,994
10/17	$11,890	$12,595	$13,593
10/18	$12,482	$12,977	$14,591
10/19	$14,748	$14,432	$16,681
10/20	$15,424	$13,340	$18,301
10/21	$23,145	$19,178	$26,155
10/22	$13,692	$17,836	$22,334
10/23	$15,904	$17,860	$24,599
10/24	$22,294	$23,392	$33,950

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	10 YEAR
Vulcan Value Partners Fund - Investor Class	40.17%	8.62%	8.35%
Russell 1000® Value Index TR	30.98%	10.14%	8.87%
S&P 500 Total Return Index	38.02%	15.27%	13.00%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

AssetsNet	$ 467,438,510	$ 467,438,510	$ 467,438,510
Holdings Count | Holding	33	33	33
Advisory Fees Paid, Amount		$ 2,240,711
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$467,438,510 # of Portfolio Holdings33 Portfolio Turnover Rate22% Advisory Fees Paid$2,240,711
Holdings [Text Block]

SECTOR WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.94%
Industrial	5.90%
Communications	8.02%
Consumer, Cyclical	12.28%
Consumer, Non-cyclical	12.70%
Technology	26.82%
Financial	33.34%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Carlyle Group, Inc.	5.12%
Salesforce, Inc.	4.65%
Microsoft Corp.	4.48%
Elevance Health, Inc.	4.47%
CoStar Group, Inc.	4.42%
Qorvo, Inc.	4.36%
Skyworks Solutions, Inc.	4.31%
Jones Lang LaSalle, Inc.	4.13%
Amazon.com, Inc.	4.03%
Nice, Ltd.	4.01%
Total % of Top 10 Holdings	43.98%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There were no material Fund changes during the reporting period.
C000211492
Shareholder Report [Line Items]
Fund Name		Vulcan Value Partners Small Cap Fund
Class Name		INSTITUTIONAL CLASS
Trading Symbol		VVISX
Annual or Semi-Annual Statement [Text Block]		SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvalueparters.com or 205.803.1582.

Additional Information Website		https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Small Cap Fund - Institutional Class	$52	1.00%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		1.00%
Line Graph [Table Text Block]
	Vulcan Value Partners Small Cap Fund - Institutional Class	S&P 500 Total Return Index	Russell 2000® Value Index	Russell 2000® Index TR
05/19	$10,000	$10,000	$10,000	$10,000
10/19	$10,146	$10,494	$10,027	$9,984
10/20	$8,138	$11,513	$8,631	$9,970
10/21	$16,920	$16,454	$14,181	$15,035
10/22	$8,705	$14,050	$12,660	$12,247
10/23	$8,476	$15,475	$11,403	$11,198
10/24	$10,753	$21,358	$15,025	$15,014

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	SINCE INCEPTION
Vulcan Value Partners Small Cap Fund - Institutional Class (Incep. May 1, 2019)	26.87%	1.17%	3.54%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Russell 2000® Index TR	34.07%	8.50%	7.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

AssetsNet	$ 166,827,049	$ 166,827,049	$ 166,827,049
Holdings Count | Holding	27	27	27
Advisory Fees Paid, Amount		$ 1,125,854
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$166,827,049 # of Portfolio Holdings27 Portfolio Turnover Rate10% Advisory Fees Paid$1,125,854
Holdings [Text Block]

SECTOR WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.09%
Consumer, Cyclical	6.74%
Financial	11.91%
Technology	13.07%
Consumer, Non-cyclical	33.35%
Industrial	33.84%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Ibstock PLC	6.98%
Colliers International Group, Inc.	5.40%
ABM Industries, Inc.	5.35%
Cushman & Wakefield PLC	5.11%
Genpact, Ltd.	5.08%
Ituran Location and Control, Ltd.	5.07%
ISS A/S	5.05%
Littelfuse, Inc.	4.94%
Premium Brands Holdings Corp.	4.73%
Qorvo, Inc.	4.26%
Total % of Top 10 Holdings	51.97%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There were no material Fund changes during the reporting period.
C000082314
Shareholder Report [Line Items]
Fund Name		Vulcan Value Partners Small Cap Fund
Class Name		INVESTOR CLASS
Trading Symbol		VVPSX
Annual or Semi-Annual Statement [Text Block]		SEMI-ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvalueparters.com or 205.803.1582.

Additional Information Website		https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Small Cap Fund - Investor Class	$65	1.25%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		1.25%
Line Graph [Table Text Block]
	Vulcan Value Partners Small Cap Fund - Investor Class	S&P 500 Total Return Index	Russell 2000® Value Index	Russell 2000® Index TR
10/14	$10,000	$10,000	$10,000	$10,000
10/15	$10,062	$10,520	$9,712	$10,034
10/16	$10,415	$10,994	$10,568	$10,446
10/17	$12,502	$13,593	$13,190	$13,355
10/18	$11,668	$14,591	$13,112	$13,603
10/19	$13,346	$16,681	$13,534	$14,270
10/20	$10,678	$18,301	$11,650	$14,251
10/21	$22,140	$26,155	$19,141	$21,490
10/22	$11,358	$22,334	$17,087	$17,506
10/23	$11,034	$24,599	$15,391	$16,006
10/24	$13,963	$33,950	$20,280	$21,460

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	10 YEAR
Vulcan Value Partners Small Cap Fund - Investor Class	26.55%	0.91%	3.39%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Russell 2000® Index TR	34.07%	8.50%	7.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

AssetsNet	$ 166,827,049	$ 166,827,049	$ 166,827,049
Holdings Count | Holding	27	27	27
Advisory Fees Paid, Amount		$ 1,125,854
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$166,827,049 # of Portfolio Holdings27 Portfolio Turnover Rate10% Advisory Fees Paid$1,125,854
Holdings [Text Block]

SECTOR WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.09%
Consumer, Cyclical	6.74%
Financial	11.91%
Technology	13.07%
Consumer, Non-cyclical	33.35%
Industrial	33.84%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Ibstock PLC	6.98%
Colliers International Group, Inc.	5.40%
ABM Industries, Inc.	5.35%
Cushman & Wakefield PLC	5.11%
Genpact, Ltd.	5.08%
Ituran Location and Control, Ltd.	5.07%
ISS A/S	5.05%
Littelfuse, Inc.	4.94%
Premium Brands Holdings Corp.	4.73%
Qorvo, Inc.	4.26%
Total % of Top 10 Holdings	51.97%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There were no material Fund changes during the reporting period.